SCHEDULE OF DEFERRED TAX ASSETS (Details) - Key Mining Corp [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Net operating loss	$ (3,197,024)	$ (2,704,072)
Gross deferred tax asset	3,197,024	2,704,072
Valuation allowance	(3,197,024)	(2,704,072)
Net deferred tax asset